REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2024
NON-CONTROLLING INTERESTS
Schedule of movement of redeemable non-controlling interests

Movement of redeemable non-controlling interests of Zhejiang Jinko are presented as follows (RMB in thousands):

For the year ended
2024
RMB
At beginning of year	—
Recognition of redeemable non-controlling interest	1,500,000
Net income attribution to redeemable non-controlling interests	35,926
At end of year	1,535,926